INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consisted of the following:

	March 31, 2019	December 31, 2018
Patents	$3,697,709	$3,697,709
Capitalized software development	1,470,543	1,410,259
Domain name	10,000	10,000
Accumulated amortization	(3,216,465)	(3,056,564)
Intangible assets, net	$1,961,787	$2,061,404

Intangible assets consisted of the following:

	2018	2017
Patents	$3,697,709	$3,697,709
Capitalized software development	1,410,259	1,005,369
Domain name	10,000	-
Accumulated amortization	(3,056,564)	(2,538,615)
Intangible assets, net	$2,061,404	$2,164,463